Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue [abstract]
Gold credit sales	$ 149,511	$ 157,842	$ 268,708	$ 303,517
Silver credit sales	90,826	110,383	156,005	223,913
Concentrate sales	16,255	19,845	36,753	40,647
Total silver sales	107,081	130,228	192,758	264,560
Palladium credit sales	4,879	7,203	9,614	16,736
Cobalt sales	3,501	7,649	8,357	25,353
Total sales revenue	$ 264,972	$ 302,922	$ 479,437	$ 610,166
Gold
Gold credit sales	56.00%	52.00%	56.00%	50.00%
Silver
Silver credit sales	35.00%	36.00%	32.00%	37.00%
Concentrate sales	6.00%	7.00%	8.00%	6.00%
Total silver sales	41.00%	43.00%	40.00%	43.00%
Palladium
Palladium credit sales	2.00%	2.00%	2.00%	3.00%
Cobalt sales	1.00%	3.00%	2.00%	4.00%
Total sales revenue	100.00%	100.00%	100.00%	100.00%